Organization and Nature of Operations - Cash, cash equivalents and restricted cash (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Variable interest entity
Net cash (used in)/provided by operating activities	¥ (8,611,397)	$ (1,231,413)	¥ 15,933,160	¥ 50,693,521
Net cash (used in)/provided by investing activities	(703,125)	(100,546)	(41,137,169)	(12,068)
Net cash provided by/(used in) financing activities	767,402	109,737	(415,648)	185,385
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(452,773)	(64,746)	198,120	44,513
Net change in cash, cash equivalents and restricted cash	(8,999,893)	(1,286,968)	(25,421,537)	50,911,351
Cash, cash equivalents and restricted cash at beginning of the year	65,907,972	9,424,715	91,329,509	40,418,158
Cash, cash equivalents and restricted cash at end of the year	56,908,079	$ 8,137,747	65,907,972	91,329,509
VIEs and VIEs' subsidiaries
Variable interest entity
Net cash (used in)/provided by operating activities	390,512		1,040,998	(4,949,620)
Net cash (used in)/provided by investing activities	(1,215,019)		7,658,640	(2,087,758)
Net cash provided by/(used in) financing activities	(1,509,940)		(32,677,074)	14,779,213
Effects of exchange rate changes on cash, cash equivalents and restricted cash	2,439		(2,656)	481,305
Net change in cash, cash equivalents and restricted cash	(2,332,008)		(23,980,092)	8,223,140
Cash, cash equivalents and restricted cash at beginning of the year	3,750,049		27,730,141	19,507,001
Cash, cash equivalents and restricted cash at end of the year	1,418,041		3,750,049	27,730,141
VIEs and VIEs' subsidiaries - Inter-company
Variable interest entity
Net cash (used in)/provided by operating activities	1,010,264		1,733,503	2,643,402
Net cash provided by/(used in) financing activities	(1,509,940)		(32,677,074)	15,279,213
VIEs and VIEs' subsidiaries - Other
Variable interest entity
Net cash (used in)/provided by operating activities	(619,752)		(692,505)	(7,593,022)
Net cash (used in)/provided by investing activities	(1,215,019)		7,658,640	(2,087,758)
Net cash provided by/(used in) financing activities	¥ 0		¥ 0	¥ (500,000)